Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000206710 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206710 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206710 [Member] | Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Barnes Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000206710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000206710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206710 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000206710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000206710 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206710 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000235563 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235563 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235563 [Member] | Informatica Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Vertex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000235563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000235563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000235563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000235563 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000235563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000235563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000235563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000235563 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000235565 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235565 [Member] | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235565 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Insight Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000235565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000235565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000235565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235565 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000235565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000235565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000235565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000235565 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%